Employee benefits (Details 6) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 16,382	$ 11,246
Recognized in the Statement of Income	2,135	759
Past service cost	1,291
Current service cost	120	82
Net interest	724	677
Recognized in Equity - other comprehensive income	(1,265)	109
Remeasurement effects (2)	(1,265)	109
Cash effects	(482)	(451)
Contributions paid	(461)	(431)
Payments related to Term of financial commitment (TFC)	(21)	(20)
Other changes	(2,150)	957
Others		1
Translation Adjustment	(2,150)	956
Balance at June 30, 2023	14,620	12,620
Pension Plans PPSPR [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	4,740	3,890
Recognized in the Statement of Income	210	242
Past service cost
Current service cost	4	5
Net interest	206	237
Recognized in Equity - other comprehensive income		109
Remeasurement effects (2)		109
Cash effects	(215)	(198)
Contributions paid	(201)	(184)
Payments related to Term of financial commitment (TFC)	(14)	(14)
Other changes	(611)	334
Others
Translation Adjustment	(611)	334
Balance at June 30, 2023	4,124	4,377
Pension Plans PPSPNR [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	1,799	1,380
Recognized in the Statement of Income	80	82
Past service cost
Current service cost	1	1
Net interest	79	81
Recognized in Equity - other comprehensive income
Remeasurement effects (2)
Cash effects	(66)	(60)
Contributions paid	(59)	(54)
Payments related to Term of financial commitment (TFC)	(7)	(6)
Other changes	(233)	116
Others
Translation Adjustment	(233)	116
Balance at June 30, 2023	1,580	1,518
Pension Plans Petros 2 [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	181	163
Recognized in the Statement of Income	7	15
Past service cost
Current service cost		5
Net interest	7	10
Recognized in Equity - other comprehensive income
Remeasurement effects (2)
Cash effects	(6)	(3)
Contributions paid	(6)	(3)
Payments related to Term of financial commitment (TFC)
Other changes	(24)	14
Others
Translation Adjustment	(24)	14
Balance at June 30, 2023	158	189
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	9,662	5,813
Recognized in the Statement of Income	1,838	420
Past service cost	1,291
Current service cost	115	71
Net interest	432	349
Recognized in Equity - other comprehensive income	(1,265)
Remeasurement effects (2)	(1,265)
Cash effects	(195)	(190)
Contributions paid	(195)	(190)
Payments related to Term of financial commitment (TFC)
Other changes	(1,282)	493
Others		1
Translation Adjustment	(1,282)	492
Balance at June 30, 2023	$ 8,758	$ 6,536